Meridian Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Shares	Value
Common Stocks - 90.9%
Communication Services - 7.5%
Diversified Telecommunication Services - 0.9%
Iridium Communications, Inc.	274,815	$7,507,946
Interactive Media & Services - 6.6%
Cargurus, Inc.[1]	704,484	20,521,619
IAC, Inc.[1,2]	193,593	8,893,663
Ziff Davis, Inc.[1]	517,595	19,451,220
ZipRecruiter, Inc. Class A1,2	792,533	4,668,019
		53,534,521
Total Communication Services		61,042,467
Consumer Discretionary - 6.8%
Automobile Components - 0.4%
Fox Factory Holding Corp.[1]	121,553	2,837,047
Distributors - 0.4%
Pool Corp.	11,163	3,553,741
Hotels, Restaurants & Leisure - 3.4%
Churchill Downs, Inc.	186,807	20,748,653
Red Rock Resorts, Inc. Class A	78,275	3,394,787
Sportradar Group AG Class A (Switzerland)[1]	178,675	3,862,954
		28,006,394
Specialty Retail - 1.9%
Chewy, Inc. Class A1	321,134	10,440,066
Sally Beauty Holdings, Inc.[1]	563,920	5,092,198
		15,532,264
Textiles, Apparel & Luxury Goods - 0.7%
Skechers U.S.A., Inc. Class A1	105,224	5,974,619
Total Consumer Discretionary		55,904,065
Consumer Staples - 0.1%
Tobacco - 0.1%
Turning Point Brands, Inc.	18,926	1,124,961
Total Consumer Staples		1,124,961
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Crescent Energy Co. Class A	355,593	3,996,865
Viper Energy, Inc.	307,971	13,904,891
Total Energy		17,901,756
Financials - 6.1%
Capital Markets - 0.9%
WisdomTree, Inc.[2]	793,198	7,075,326
Financial Services - 4.4%
Euronet Worldwide, Inc.[1]	209,585	22,394,157
Remitly Global, Inc.[1]	646,151	13,439,941
		35,834,098
	Shares	Value
Insurance - 0.8%
First American Financial Corp.	106,947	$7,018,932
Total Financials		49,928,356
Health Care - 27.6%
Biotechnology - 7.7%
Agios Pharmaceuticals, Inc.[1]	147,936	4,334,525
Dyne Therapeutics, Inc.[1]	113,936	1,191,771
Exact Sciences Corp.[1,2]	102,964	4,457,311
Halozyme Therapeutics, Inc.[1]	242,740	15,489,239
Legend Biotech Corp. ADR[1]	136,111	4,618,246
Madrigal Pharmaceuticals, Inc.[1]	32,461	10,752,057
Nuvalent, Inc. Class A1,2	28,116	1,993,987
SpringWorks Therapeutics, Inc.[1]	160,683	7,090,941
Veracyte, Inc.[1]	448,511	13,298,351
		63,226,428
Health Care Equipment & Supplies - 11.2%
Align Technology, Inc.[1]	22,036	3,500,639
Axogen, Inc.[1]	235,544	4,357,564
CONMED Corp.	62,578	3,779,085
Cooper Cos., Inc. (The)[1]	204,960	17,288,376
Globus Medical, Inc. Class A1	156,958	11,489,326
Merit Medical Systems, Inc.[1]	146,829	15,521,293
Omnicell, Inc.[1]	107,031	3,741,804
QuidelOrtho Corp.[1]	207,503	7,256,380
STERIS Plc	75,933	17,210,214
Tandem Diabetes Care, Inc.[1]	397,604	7,618,093
		91,762,774
Health Care Providers & Services - 2.1%
HealthEquity, Inc.[1]	97,514	8,617,312
Progyny, Inc.[1]	369,503	8,254,697
		16,872,009
Health Care Technology - 5.2%
Certara, Inc.[1]	1,204,623	11,925,768
Doximity, Inc. Class A1	214,762	12,462,639
Waystar Holding Corp.[1]	496,224	18,538,928
		42,927,335
Life Sciences Tools & Services - 1.4%
Bio-Techne Corp.	109,855	6,440,799
Sotera Health Co.[1]	329,885	3,846,459
Stevanato Group SpA (Italy)	71,654	1,463,175
		11,750,433
Total Health Care		226,538,979
Industrials - 24.4%
Aerospace & Defense - 2.2%
Curtiss-Wright Corp.	40,992	13,005,532
Standardaero, Inc.[1,2]	182,131	4,851,970
		17,857,502

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
	Shares	Value
Commercial Services & Supplies - 6.5%
ACV Auctions, Inc. Class A1	820,852	$11,565,805
Cimpress Plc (Ireland)[1]	135,642	6,135,088
GFL Environmental, Inc.	117,704	5,686,280
RB Global, Inc. (Canada)	298,091	29,898,527
		53,285,700
Electrical Equipment - 3.1%
Generac Holdings, Inc.[1]	86,472	10,951,679
Sensata Technologies Holding Plc	608,622	14,771,256
		25,722,935
Machinery - 5.8%
Federal Signal Corp.	195,390	14,370,934
JBT Marel Corp.	78,283	9,566,183
Middleby Corp. (The)[1]	64,040	9,732,799
Timken Co. (The)	85,278	6,128,930
Toro Co. (The)	109,816	7,989,114
		47,787,960
Marine Transportation - 1.6%
Kirby Corp.[1]	126,536	12,781,401
Professional Services - 3.3%
Alight, Inc. Class A	2,951,573	17,502,828
TriNet Group, Inc.	120,976	9,586,138
		27,088,966
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies, Inc.	43,914	9,895,581
Core & Main, Inc. Class A1	123,347	5,958,893
		15,854,474
Total Industrials		200,378,938
Information Technology - 15.6%
Electronic Equipment, Instruments & Components - 2.5%
Trimble, Inc.[1]	307,468	20,185,274
IT Services - 0.4%
Okta, Inc.[1]	34,396	3,619,147
Semiconductors & Semiconductor Equipment - 2.7%
GLOBALFOUNDRIES, Inc.[1,2]	322,306	11,896,314
ON Semiconductor Corp.[1]	245,923	10,006,607
		21,902,921
Software - 10.0%
8x8, Inc.[1]	1,274,391	2,548,782
Alkami Technology, Inc.[1]	220,541	5,789,201
Blackbaud, Inc.[1]	186,308	11,560,411
Consensus Cloud Solutions, Inc.[1]	173,398	4,002,026
Dynatrace, Inc.[1]	293,504	13,838,714
Elastic, N.V.[1]	40,357	3,595,809
Monday.com Ltd.[1]	25,768	6,265,747
	Shares	Value
N-able, Inc.[1]	704,973	$4,998,259
nCino, Inc.[1,2]	355,417	9,763,305
Sprout Social, Inc. Class A1	557,094	12,250,497
Tenable Holdings, Inc.[1]	214,237	7,494,010
		82,106,761
Total Information Technology		127,814,103
Materials - 0.6%
Construction Materials - 0.6%
Eagle Materials, Inc.	21,734	4,823,427
Total Materials		4,823,427
Total Common Stocks - 90.9% (Cost $651,260,912)		745,457,052
Preferred Stocks - 4.4%
Communication Services - 1.9%
Interactive Media & Services - 1.9%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999[1,3,4]	776,451	15,598,901
Total Communication Services		15,598,901
Information Technology - 1.5%
IT Services - 1.0%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $7,164,990[1,3,4]	290,316	8,398,842
Software - 0.5%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692[1,3,4]	167,493	4,224,173
Total Information Technology		12,623,015
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 - 12/21/20, Cost $8,399,997[1,3,4]	2,299,479	7,726,249
Total Real Estate		7,726,249
Total Preferred Stocks - 4.4% (Cost $27,434,679)		35,948,165
Private Investment Fund - 0.4%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,3,5]	4,038	3,607,242
Total Private Investment Fund - 0.4% (Cost $4,037,882)		3,607,242

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
	Shares	Value
Convertible Note - 0.1%
Information Technology - 0.1%
Software - 0.1%
Skyryse, Inc. Acquisition Date: 4/10/24, Cost $1,000,000[1,3,4]	1,000,000	$1,000,000
Total Information Technology		1,000,000
Total Convertible Note - 0.1% (Cost $1,000,000)		1,000,000
Shares/ Principal Amount
Short-Term Investments - 6.4%[6]
Money Market Funds - 6.4%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.25%	42,238,364	42,238,364
	Shares/ Principal Amount	Value
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.29%	10,446,564	$10,446,564
Total Money Market Funds (Cost $52,684,928)		52,684,928
Total Short-Term Investments - 6.4% (Cost $52,684,928)		52,684,928
Total Investments - 102.2% (Cost $736,418,401)		838,697,387
Liabilities in Excess of Other Assets - (2.2)%		(18,142,555)
Net Assets - 100.0%		$820,554,832

ADR—American Depositary Receipt
AG—Aktiengesellschaft is the German term for Public Limited Company
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2025. Total value of such securities at period-end amounts to $28,100,408 and represents 3.42% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $40,555,407 and represents 4.94% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/